Prudential Day One 2015 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 90.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	159,627	$ 1,640,960
PGIM Global Real Estate Fund (Class R6)	27,516	755,052
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	10,833	124,259
PGIM QMA Commodity Strategies Fund (Class R6)	65,073	623,400
PGIM QMA International Developed Markets Index Fund (Class R6)	61,648	749,645
PGIM QMA Large-Cap Core Equity Fund (Class R6)	103,821	1,627,910
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	22,603	248,629
PGIM QMA US Broad Market Index Fund (Class R6)	62,955	875,075
PGIM TIPS Fund (Class R6)	304,337	3,022,067
PGIM Total Return Bond Fund (Class R6)	117,800	1,769,354

Total Long-Term Investments (cost $10,882,665)		11,436,351

Short-Term Investment 9.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,154,941)	1,154,941	1,154,941

TOTAL INVESTMENTS 100.1% (cost $12,037,606)(w)		12,591,292
Liabilities in excess of other assets (0.1)%		(14,974)

Net Assets 100.0%		$ 12,576,318

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds